Note 16 - Capital Management	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of objectives, policies and processes for managing capital [text block]
16.	CAPITAL MANAGEMENT

The Company's primary objectives when managing capital are to (a) safeguard the Company's ability to develop, market, distribute and sell language learning products, and (b) provide a sound capital structure for raising capital at a reasonable cost for the funding of ongoing development of its products and new growth initiatives. The Board of Directors does not
establish quantitative capital criteria for management, but rather relies on the expertise of the Company's management to sustain future development of the business.

The Company includes equity, comprised of issued share capital, warrants, share-based payments reserve and deficit, in the definition of capital. The Company is dependent on cash flow from co-publishing and licensing agreements and external financing to fund its activities. In order to carry out planned development of its products and pay for administrative costs, the Company will spend its existing working capital and raise additional amounts as needed. Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable. There has been no
change to the Company's capital management from the approach used in
2020
or
2019.